Shareholder Report, Holdings (Details) - C000005460	Dec. 31, 2025
Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PTC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Mettler-Toledo International
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Viking Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Assurant
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Tyler Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%